Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Shareholder Remuneration System And Earnings Per Share [Abstract]
Schedule of distribution of the Bank's net profit
The distribution of the Bank's current annual results that the board of directors will propose for approval by the shareholders at the annual general meeting is as follows:

EUR million
To dividends	1,942
Dividend paid at 31 December 2022A	979
Complementary dividendB	963
To voluntary reservesC	5,979
Net profit for the year	7,921
A.Total amount paid as interim dividend, at the rate of EUR 5.83 fixed cents per eligible share (recorded in 'Shareholders' equity - Interim dividends').
B.Fixed dividend of EUR 5.95 gross cents per eligible share, payable in cash as from 2 May 2023. The total amount has been estimated on the assumption that, after the implementation of the second buyback program charged to the results of 2022, the number of the Bank's outstanding shares eligible for the dividend will be 16,190,866,119. Therefore, the total dividend may be higher if fewer shares are acquired in the buyback program than expected, and it will be lower in the opposite case.
C.Estimated amount corresponding to a final dividend of EUR 963,356,534. To be increased or reduced by the same amount by which the final dividend is lower or higher, respectively, than that amount.

Schedule of provisional accounting statement for interim dividend
The provisional accounting statement, prepared by the Bank pursuant to legal requirements, evidencing the existence of sufficient liquidity for the payment of the interim dividend on the date and for the amount mentioned above, is as follows:

EUR million
31 August 2022
Profit before taxes	3,829
Tax expense	(69)
Dividends paid in cash	—
Distributable maximum amount	3,760
Available liquidity	130,519

Schedule of basic and diluted earnings per share
Accordingly:

	2022	2021	2020
Profit (Loss) attributable to the Parent (EUR million)	9,605	8,124	(8,771)
Remuneration of PPCC and PPCA (EUR million) (note 23)	(529)	(566)	(552)
	9,076	7,558	(9,323)
Of which:
Profit (Loss) from discontinued operations (non controlling interest net) (EUR million)	—	—	—
Profit (Loss) from continuing operations (non-controlling interest and PPCC and PPCA net) (EUR million)	9,076	7,558	(9,323)
Weighted average number of shares outstanding	16,848,344,667	17,272,055,430	17,316,288,908
Adjusted number of shares	16,848,344,667	17,272,055,430	17,316,288,908
Basic earnings (Loss) per share (euros)	0.539	0.438	(0.538)
Of which, from discounted operations (euros)	—	—	—
Basic earnings (Loss) per share from continuing operations (euros)	0.539	0.438	(0.538)
Accordingly, diluted earnings/loss per share were determined as follows:

	2022	2021	2020
Profit (Loss) attributable to the Parent (EUR million)	9,605	8,124	(8,771)
Remuneration of PPCC and PPCA (EUR million) (Note 23)	(529)	(566)	(552)
Dilutive effect of changes in profit for the period arising from potential conversion of ordinary shares	—	—	—
	9,076	7,558	(9,323)
Of which:
Profit (Loss) from discontinued operations (net of non-controlling interests) (EUR million)	—	—	—
Profit (Loss) from continuing operations (net of non-controlling interests and PPCC and PPCA) (EUR million)	9,076	7,558	(9,323)
Weighted average number of shares outstanding	16,848,344,667	17,272,055,430	17,316,288,908
Dilutive effect of options/rights on shares	55,316,206	48,972,459	Not applicable
Adjusted number of shares	16,903,660,873	17,321,027,889	17,316,288,908
Diluted earnings (Loss) per share (euros)	0.537	0.436	(0.538)
Of which, from discounted operations (euros)	—	—	—
Diluted earnings (Loss) per share from continuing operations (euros)	0.537	0.436	(0.538)